Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.99%
Aerospace & Defense–4.59%
ATI, Inc.(b)	334,238	$27,186,919
Curtiss-Wright Corp.	58,550	31,789,137
Howmet Aerospace, Inc.	210,673	41,340,363
StandardAero, Inc.(b)(c)	608,329	16,601,298
		116,917,717
Agricultural & Farm Machinery–0.75%
AGCO Corp.	177,739	19,030,515
Apparel Retail–1.22%
Burlington Stores, Inc.(b)	122,532	31,184,394
Apparel, Accessories & Luxury Goods–0.71%
Tapestry, Inc.	159,589	18,068,667
Application Software–3.52%
HubSpot, Inc.(b)	52,151	24,396,238
Tyler Technologies, Inc.(b)	48,382	25,311,527
Unity Software, Inc.(b)	994,594	39,823,544
		89,531,309
Asset Management & Custody Banks–0.95%
Blue Owl Capital, Inc.(c)	1,431,690	24,238,512
Automotive Parts & Equipment–0.74%
Visteon Corp.	156,984	18,816,102
Automotive Retail–0.86%
AutoNation, Inc.(b)	100,252	21,932,130
Biotechnology–2.63%
ADMA Biologics, Inc.(b)	762,407	11,176,886
Ascendis Pharma A/S, ADR (Denmark)(b)	113,259	22,517,022
BridgeBio Pharma, Inc.(b)(c)	199,150	10,343,851
Natera, Inc.(b)	142,237	22,895,890
		66,933,649
Building Products–2.31%
A.O. Smith Corp.	292,728	21,489,162
Johnson Controls International PLC	194,064	21,337,337
Lennox International, Inc.	30,389	16,086,721
		58,913,220
Communications Equipment–0.94%
Motorola Solutions, Inc.	52,149	23,847,216
Construction & Engineering–0.68%
WillScot Holdings Corp.(c)	821,268	17,336,968
Construction Machinery & Heavy Transportation Equipment– 1.10%
Allison Transmission Holdings, Inc.	329,399	27,959,387
Construction Materials–1.13%
Vulcan Materials Co.	93,539	28,774,467
Consumer Staples Merchandise Retail–0.99%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	271,611	25,327,726
Shares		Value
Data Center REITs–1.26%
Digital Realty Trust, Inc.	184,867	$31,959,807
Diversified Financial Services–1.33%
Equitable Holdings, Inc.	664,281	33,732,189
Electric Utilities–1.57%
PPL Corp.	1,075,032	39,948,189
Electrical Components & Equipment–3.64%
Hubbell, Inc.	69,136	29,749,912
Rockwell Automation, Inc.	103,236	36,084,079
Vertiv Holdings Co., Class A	177,325	26,751,250
		92,585,241
Electronic Equipment & Instruments–1.05%
Keysight Technologies, Inc.(b)	153,379	26,829,055
Environmental & Facilities Services–1.00%
Casella Waste Systems, Inc., Class A(b)	269,142	25,536,193
Fertilizers & Agricultural Chemicals–1.04%
Corteva, Inc.	389,735	26,357,778
Financial Exchanges & Data–1.55%
Bullish (Cayman Islands)(b)(c)	186,033	11,833,559
Cboe Global Markets, Inc.	112,920	27,693,630
		39,527,189
Food Distributors–1.56%
Sysco Corp.	483,317	39,796,322
Footwear–0.62%
Deckers Outdoor Corp.(b)	156,380	15,852,241
Health Care Distributors–1.40%
Cencora, Inc.	114,022	35,635,296
Health Care Facilities–2.21%
Encompass Health Corp.	237,642	30,185,287
Tenet Healthcare Corp.(b)	128,677	26,126,578
		56,311,865
Health Care REITs–1.24%
American Healthcare REIT, Inc.(c)	754,144	31,681,589
Health Care Services–0.53%
Guardant Health, Inc.(b)	214,673	13,412,769
Health Care Supplies–0.63%
Alcon AG(c)	216,705	16,146,690
Homebuilding–2.69%
D.R. Horton, Inc.	237,641	40,273,020
TopBuild Corp.(b)(c)	72,359	28,282,239
		68,555,259
Hotels, Resorts & Cruise Lines–3.01%
Royal Caribbean Cruises Ltd.	156,258	50,561,964
Wyndham Hotels & Resorts, Inc.(c)	324,869	25,957,033
		76,518,997
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–1.55%
Korn Ferry	312,887	$21,895,832
Paylocity Holding Corp.(b)	110,992	17,677,696
		39,573,528
Independent Power Producers & Energy Traders–1.15%
Vistra Corp.	149,211	29,233,419
Industrial Machinery & Supplies & Components–2.52%
Lincoln Electric Holdings, Inc.	130,765	30,838,310
Xylem, Inc.	225,478	33,258,005
		64,096,315
Industrial REITs–1.37%
First Industrial Realty Trust, Inc.	679,092	34,952,865
Insurance Brokers–1.04%
Arthur J. Gallagher & Co.	85,549	26,497,947
Interactive Home Entertainment–1.95%
Electronic Arts, Inc.	245,993	49,616,788
Internet Services & Infrastructure–3.11%
MongoDB, Inc.(b)	142,090	44,101,894
Snowflake, Inc., Class A(b)	155,720	35,122,646
		79,224,540
Investment Banking & Brokerage–1.87%
Raymond James Financial, Inc.	275,147	47,490,372
IT Consulting & Other Services–0.73%
Amdocs Ltd.	226,609	18,593,268
Life Sciences Tools & Services–1.50%
Lonza Group AG (Switzerland)	28,769	19,236,056
Repligen Corp.(b)	141,767	18,949,995
		38,186,051
Managed Health Care–0.69%
HealthEquity, Inc.(b)(c)	184,580	17,492,647
Metal, Glass & Plastic Containers–0.54%
Silgan Holdings, Inc.(c)	321,338	13,820,747
Multi-Family Residential REITs–0.92%
AvalonBay Communities, Inc.	120,909	23,355,992
Multi-Utilities–2.86%
Ameren Corp.	344,336	35,941,791
CMS Energy Corp.	502,695	36,827,436
		72,769,227
Oil & Gas Exploration & Production–2.22%
Expand Energy Corp.	271,624	28,857,334
Permian Resources Corp.	2,166,433	27,730,342
		56,587,676
Oil & Gas Refining & Marketing–1.20%
Valero Energy Corp.	179,110	30,495,269
Oil & Gas Storage & Transportation–2.20%
Cheniere Energy, Inc.	124,480	29,250,310
Williams Cos., Inc. (The)	422,348	26,755,746
		56,006,056
Shares		Value
Other Specialized REITs–0.57%
Lamar Advertising Co., Class A(c)	118,145	$14,463,311
Packaged Foods & Meats–0.73%
McCormick & Co., Inc.	276,385	18,492,920
Paper & Plastic Packaging Products & Materials–0.77%
Smurfit WestRock PLC	462,370	19,683,091
Personal Care Products–1.58%
BellRing Brands, Inc.(b)	633,952	23,044,155
Estee Lauder Cos., Inc. (The), Class A	196,312	17,299,014
		40,343,169
Property & Casualty Insurance–2.75%
American International Group, Inc.	386,460	30,352,568
Hartford Insurance Group, Inc. (The)	297,758	39,717,940
		70,070,508
Regional Banks–4.21%
Citizens Financial Group, Inc.	544,564	28,949,022
M&T Bank Corp.	217,784	43,038,474
Wintrust Financial Corp.	265,325	35,139,643
		107,127,139
Reinsurance–0.86%
Reinsurance Group of America, Inc.	114,541	22,006,762
Research & Consulting Services–1.71%
CACI International, Inc., Class A(b)	36,841	18,375,554
TransUnion	301,543	25,263,273
		43,638,827
Restaurants–0.86%
Domino’s Pizza, Inc.	50,935	21,989,149
Retail REITs–1.36%
Brixmor Property Group, Inc.	1,249,844	34,595,682
Semiconductors–3.55%
Astera Labs, Inc.(b)	179,115	35,070,717
Marvell Technology, Inc.	296,552	24,931,126
Microchip Technology, Inc.	472,867	30,367,519
		90,369,362
Single-Family Residential REITs–0.97%
American Homes 4 Rent, Class A	743,601	24,724,733
Specialty Chemicals–2.20%
DuPont de Nemours, Inc.	420,478	32,755,237
International Flavors & Fragrances, Inc.	379,190	23,335,353
		56,090,590
Total Common Stocks & Other Equity Interests (Cost $1,810,845,736)		2,520,786,598
Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	7,423,147	7,423,147
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	13,785,845	$13,785,845
Total Money Market Funds (Cost $21,208,992)		21,208,992
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,832,054,728)		2,541,995,590
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.79%
Invesco Private Government Fund, 4.14%(d)(e)(f)	20,243,155	20,243,155
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.26%(d)(e)(f)	76,076,427	$76,099,250
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,343,330)		96,342,405
TOTAL INVESTMENTS IN SECURITIES–103.61% (Cost $1,928,398,058)		2,638,337,995
OTHER ASSETS LESS LIABILITIES—(3.61)%		(91,820,832)
NET ASSETS–100.00%		$2,546,517,163
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,436,592	$92,719,612	$(93,733,057)	$-	$-	$7,423,147	$153,390
Invesco Treasury Portfolio, Institutional Class	15,673,297	172,193,565	(174,081,017)	-	-	13,785,845	282,768
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,114,219	372,293,299	(374,164,362)	(1)	-	20,243,155	862,576*
Invesco Private Prime Fund	63,876,671	888,477,385	(876,263,373)	(924)	9,491	76,099,250	2,349,496*
Total	$110,100,779	$1,525,683,861	$(1,518,241,809)	$(925)	$9,491	$117,551,397	$3,648,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,501,550,541	$19,236,057	$—	$2,520,786,598
Money Market Funds	21,208,992	96,342,405	—	117,551,397
Total Investments	$2,522,759,533	$115,578,462	$—	$2,638,337,995
Invesco Main Street Mid Cap Fund®